Notes to the Consolidated Statement of Cash Flows - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Notes to Consolidated Statement of Cash Flows [Line Items]
Non cash additions to interest-bearing loans and borrowings	$ 119.7
Non cash fair value loss of warrant liability	6.2
Non-cash additions to right-of-use assets	0.7	$ 0.5	$ 2.2
Non-cash additions to lease liabilities	0.7	0.5	2.2
Convertible Redeemable Preferred Shares
Disclosure of Notes to Consolidated Statement of Cash Flows [Line Items]
Non-cash additions to finance costs		1.5
Non-cash other payable		1.5
Fair value loss of convertible redeemable preferred shares		80.0
Other Payables and Accruals
Disclosure of Notes to Consolidated Statement of Cash Flows [Line Items]
Non-cash additions to property, plant and equipment	14.2	$ 13.1	8.9
Nanjing Probio Biotech Co., Ltd. and Jiangsu GenScript Probio Biotech Co., Ltd.
Disclosure of Notes to Consolidated Statement of Cash Flows [Line Items]
Non-cash prepayment in exchange of research and development service	$ 1.5
Genscript USA Incorporated
Disclosure of Notes to Consolidated Statement of Cash Flows [Line Items]
Settlement of balance due to related party			4.4
Outstanding due from related party			5.5
Genscript Biotech Corporation
Disclosure of Notes to Consolidated Statement of Cash Flows [Line Items]
Outstanding due from related party			$ 19.5